Investments (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments [Abstract]
Short-term investment	€ 34,557		€ 34,557
Short-term deposit	26,557		26,557
Short-term commercial deposit with sales	8,000		€ 8,000
Interest income	€ 0	€ 3,457